Offerings	Oct. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Stock Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	3,043,497
Proposed Maximum Offering Price per Unit	6.75
Maximum Aggregate Offering Price	$ 20,543,604.75
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,787.29
Offering Note	(A) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Aspen Neuroscience, Inc.'s (the "Registrant") common stock that become issuable under the Registrant's 2018 Stock Plan (the "2018 Plan"), the Registrant's 2026 Equity Incentive Plan (the "2026 Plan") and the Registrant's 2026 Employee Stock Purchase Plan (the "2026 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction. (B) Represents shares of common stock reserved for issuance upon the exercise of outstanding stock options granted under the 2018 Plan as of the date of this Registration Statement. No further grants will be made under the 2018 Plan. To the extent that shares subject to awards granted under the 2018 Plan that are outstanding on the effective date of the 2026 Plan (i) are not issued because the award expires or otherwise terminates without all of the shares covered by the award having been issued, (ii) are not issued because the award is settled in cash, (iii) are forfeited back to or repurchased by the Registrant because of the failure to meet a contingency or condition required for vesting, or (iv) are used to pay the exercise price of an award or to satisfy tax withholding obligations with respect to an award, such shares will become available for future grant under the 2026 Plan. See Offering Note 4 below. (C) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and the proposed maximum aggregate offering price are calculated using the weighted-average exercise price for such stock options of $6.75 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Stock Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	27,314
Proposed Maximum Offering Price per Unit	9.79
Maximum Aggregate Offering Price	$ 267,404.06
Fee Rate	0.0087%
Amount of Registration Fee	$ 23.26
Offering Note	(A) Represents shares of common stock reserved for issuance upon the exercise of outstanding stock options granted under the 2018 Plan as of the date of this Registration Statement. No further grants will be made under the 2018 Plan. To the extent that shares subject to awards granted under the 2018 Plan that are outstanding on the effective date of the 2026 Plan (i) are not issued because the award expires or otherwise terminates without all of the shares covered by the award having been issued, (ii) are not issued because the award is settled in cash, (iii) are forfeited back to or repurchased by the Registrant because of the failure to meet a contingency or condition required for vesting, or (iv) are used to pay the exercise price of an award or to satisfy tax withholding obligations with respect to an award, such shares will become available for future grant under the 2026 Plan. See Offering Note 4 below. (B) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and the proposed maximum aggregate offering price are calculated using the weighted-average exercise price for such stock options of $9.79 per share.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Stock Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	93,607
Proposed Maximum Offering Price per Unit	3.46
Maximum Aggregate Offering Price	$ 323,880.22
Fee Rate	0.0087%
Amount of Registration Fee	$ 28.18
Offering Note	(A) Represents shares of common stock subject to outstanding unvested shares of restricted stock issued pursuant to the early exercise of stock options granted under the 2018 Plan as of the date of this Registration Statement and which shares are subject to potential repurchase by the Registrant. No further grants will be made under the 2018 Plan. To the extent that shares subject to restricted shares issued under the 2018 Plan that are outstanding on the effective date of the 2026 Plan are forfeited back to or repurchased by the Registrant because of the failure to meet a contingency or condition required for vesting, such shares will become available for future grant under the 2026 Plan. See Offering Note 4 below. (B) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and the proposed maximum aggregate offering price are calculated using the purchase price of $3.46 per share.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2026 Equity Incentive Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	7,507,183
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 112,607,745.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,796.87
Offering Note	(A) Represents 7,507,183 new shares of common stock reserved for future grants under the 2026 Plan, consisting of (i) 3,634,825 shares reserved under the general share reserve of the 2026 Plan, (ii) 872,358 shares reserved under the Executive Chair Reserve (as defined in the 2026 Plan), which shares are available solely for awards to the Registrant's Executive Chair and (iii) up to an additional 3,000,000 shares of common stock that may become issuable under the 2026 Plan pursuant to its terms. The maximum aggregate number of shares that may be issued under the general share reserve of the 2026 Plan is 6,799,243 shares, consisting of the 3,634,825 new shares plus up to 3,164,418 shares that may become available from the 2018 Plan as described in Offering Notes 1, 2 and 3 above. If an award granted under the 2026 Plan expires or is terminated or canceled without having been exercised or settled in full, or if shares acquired pursuant to an award are forfeited or repurchased by the Registrant for an amount not greater than the participant's purchase price, the shares allocable to the terminated portion of such award or such forfeited or repurchased shares will again be available for issuance under the 2026 Plan. Shares withheld or reacquired by the Registrant in satisfaction of tax withholding obligations upon the exercise, vesting or settlement of awards will also again become available for issuance under the 2026 Plan. If the exercise price of an option is paid by tender or attestation of shares or by net exercise, the share reserve will be reduced only by the net number of shares for which the option is exercised, while the exercise of a stock appreciation right settled in shares will reduce the share reserve by the gross number of shares for which it is exercised. These share recycling provisions do not apply to the Executive Chair Reserve. Pursuant to an evergreen provision of the 2026 Plan, an additional number of shares will automatically be added to the shares authorized for issuance under the general share reserve of the 2026 Plan on January 1, 2027, and each January 1 thereafter, ending on (and including) January 1, 2036. The number of shares added each year will be equal to the lesser of: (i) five percent (5%) of the sum of the number of shares of common stock then issued and outstanding plus the number of shares of common stock issuable upon the exercise of any then outstanding and unexercised Pre-Funded Warrants (as defined in the 2026 Plan), in each case which are outstanding as of the immediately preceding December 31st, or (ii) such lower number of shares of common stock, if any, as the Registrant's board of directors (the "Board") may determine. (B) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are calculated on the basis of $15.00 per share (the "IPO Price"), which is the initial public offering price per share of the Registrant's Common Stock as set forth in the Registrant's registration statement on Form S-1 (File No. 333-299393), as amended (the "S-1 Registration Statement"), that became effective on October 29, 2026.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2026 Employee Stock Purchase Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 9,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 783.00
Offering Note	(A) Represents 600,000 shares reserved for future grants under the 2026 ESPP, consisting of (i) 290,786 shares reserved under the general share reserve of the 2026 ESPP and (ii) up to an additional 309,214 shares of common stock that may become issuable under the 2026 ESPP pursuant to its terms. If an outstanding purchase right under the 2026 ESPP for any reason expires or is terminated or canceled, the shares allocable to the unexercised portion of that purchase right will again be available for issuance under the 2026 ESPP. Pursuant to an evergreen provision of the 2026 ESPP, an additional number of shares will automatically be added to the shares authorized for issuance under the 2026 ESPP on January 1, 2027, and each January 1 thereafter, ending on (and including) January 1, 2036. The number of shares added each year will be equal to the lesser of: (i) one percent (1%) of the sum of the number of shares of common stock then outstanding plus the number of shares of common stock issuable upon the exercise of any then outstanding and unexercised Pre-Funded Warrants (as defined in the 2026 ESPP), in each case which are then issued and outstanding as of the immediately preceding December 31st, (ii) 436,179 shares, or (iii) such lower number of shares of common stock, if any, as the Board may determine. (B) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are calculated on the basis of $15.00 per share (the "IPO Price"), which is the initial public offering price per share of the Registrant's Common Stock as set forth in the Registrant's registration statement on Form S-1 (File No. 333-299393), as amended (the "S-1 Registration Statement"), that became effective on October 29, 2026.